FORM N-SAR
                                  ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES

Report for fiscal year ending: 12/31/2008

Is this a transition report? (Y/N)  N

Is this an amendment to a previous filing? (Y/N)  N

Those items or sub-items with a box "[X]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.  A. Registrant Name: CUNA Mutual Variable Life Insurance Account

    B. File Numbers: 333-148419, 333-148420, 333-148424, 811-03915

    C. Telephone Number: (319) 352-1000, ext. 3004

2.  A. Street: 2000 Heritage Way

    B. City: Waverly     C. State: IA    D. Zip Code: 50677   Zip Ext.: 9202

    E. Foreign Country:                     Foreign Postal Code:

3.  Is this the first filing on this form by Registrant? (Y/N)  N

4.  Is this the last filing on this form by Registrant? (Y/N)  N

5. Is Registrant a small business investment company (SBIC)? (Y/N) N [If answer is "Y" (Yes), complete only items 89 through 110.]

6.  Is Registrant a unit investment trust (UIT)? (Y/N)  Y
    [If answer is "Y" (Yes) complete only items 111 through 132.]

UNIT INVESTMENT TRUSTS

111.  A. [ ] Depositor Name:

      B. [ ] File Number (If any):

      C. [ ] City:    State:    Zip Code:     Zip Ext:

         [ ] Foreign Country:   Foreign Postal Code:

112.  A. [ ] Sponsor Name:

      B. [ ] File Number (If any):

      C. [ ] City:    State:    Zip Code:     Zip Ext:

         [ ] Foreign Country:   Foreign Postal Code:

113.  A. [ ] Trustee Name:

      B. [ ] City:    State:    Zip Code:    Zip Ext:

         [ ] Foreign Country:   Foreign Postal Code:

114.  A. [ ] Principal Underwriter Name:

      B. [ ] File Number:

      C. [ ] City:    State:    Zip Code:    Zip Ext.:

         [ ] Foreign Country:   Foreign Postal Code:

115.  A. [ ] Independent Public Accountant Name:

      B. [ ] City:    State:    Zip Code:    Zip Ext.:

         [ ] Foreign Country:   Foreign Postal Code:

116. Family of investment companies information:

      A. [ ] Is Registrant part of a family of investment companies? (Y/N)

      B. [ ] Identify the family in 10 letters:
             (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only).

117.  A. Is Registrant a separate account of an insurance company? (Y/N)
      If answer is "Y" (Yes,) are any of the following types of contracts funded by the Registrant?

      B. [ ] Variable annuity contracts? (Y/N)

      C. [ ] Scheduled premium variable life contracts? (Y/N)

      D. [ ] Flexible premium variable life contracts? (Y/N)

      E. [ ] Other types of insurance products registered under the Securities Act of 1933? (Y?N)

118.  [X]   State the number of series existing at the end of the period that
            had securities registered under the Securities Act of 1933                     3

119.  [X]   State the number of new series for which registration statements under the
            Securities Act of 1933 became effective during the period                      0

120.  [X]   State the total value of the portfolio securities on the date of deposit
            for the new series included in item 119 ($000's omitted)                      $0

121.  [X]   State the number of series for which a current prospectus was in existence
            at the end of the period                                                       3

122.  [X]   State the number of existing series for which additional units were
            registered under the Securities Act of 1933 during the current period          3

123.  [X]   State the total value of the additional units considered in answering
            item 122 ($000's omitted)                                                $17,919

124.  [X]   State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the
            subsequent series) ($000's omitted)                                           $0

125.  [X]   State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of
            units of all series of Registrant ($000's omitted)                          $552

126.        Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units
            (include the sales loads, if any, collected on units of a prior series
            placed in the portfolio of a subsequent series.) ($000's omitted)             $0

127.        List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                                          Number of       Total Assets         Total Income
                                                           Series           ($000's           Distributions
                                                          Investing         omitted)         ($000's omitted)
                                                          ---------         --------         ----------------
A.  U.S. Treasury direct issue                                               $                  $

B.  U.S. Government agency                                                   $                  $

C.  State and municipal tax-free                                             $                  $

D.  Public utility debt                                                      $                  $

E.  Brokers or dealers debt or debt of
    brokers' or dealers' parent                                              $                  $

F.  All other corporate intermed. & long-
    term debt                                              0                 $                  $

G.  All other corporate short-term debt                    0                 $                  $

H.  Equity securities of brokers or dealers
    or parents of brokers or dealers                                         $                  $

I.  Investment company equity securities                                     $                  $

J.  All other equity securities                            3                 $185,491           $7,621

K.  Other securities                                                         $                  $

L.  Total assets of all series of registrant               3                 $185,491           $7,621

128.  [ ]   Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N)
            [If answer is "N" (No), go to item 131.]

129.  [ ]   Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period?(Y/N)
            [If answer is "N" (No), go to item 131.]

130.  [ ]   In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees?(Y/N)

131.        Total expenses incurred by all series of Registrant during the current reporting period
            ($000's omitted)                                                                    $2,152

132.  [X]   List the "811" (Investment Company Act of 1940) registration number for all Series of
            Registrant that are being included in this filing:

      811-03915           811-03915           811-03915            811-           811-
          -----               -----               -----               -----           -----

For period ending 12/31/2008
File Number 811-3915 and 811-03915

This report is signed on behalf of the registrant in the City of Madison, and state of Wisconsin on the day 20th of February, 2009.

                                                   CUNA MUTUAL VARIABLE LIFE INSURANCE ACCOUNT (Registrant)
                                                   By: CUNA Mutual Insurance Society (Depositor)
Witness:

/s/ Pamela M. Krill                                By:  /s/ Jeff Post
----------------------------------------                -------------
Pamela M. Krill                                         Jeff Post
Managing Associate General Counsel                      President and Chief Executive Officer
Witness' Title (print)